Trade receivables - aging analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Balance	$ 57,129	$ 38,016
Past due balances as a percentage of total net trade receivable net of allowance for doubtful accounts	9.00%	10.00%
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Balance	$ 57,129	$ 38,016
Trade receivables | Not past due date
Disclosure of financial assets that are either past due or impaired [line items]
Balance	52,096	34,352
Trade receivables | Past due 0 – 29 days but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance	3,926	2,710
Trade receivables | Past due 30 – 90 days but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance	972	899
Trade receivables | Past due 91 days or more but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance	$ 135	$ 55